Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 26,906	$ 27,239
Other revenue	(33)	(437)
Consolidated sales revenue	26,873	26,802
Iron ore
Disclosure of products and services [line items]
Revenue from contracts with customers	13,408	16,572
Other revenue	(224)	(527)
Consolidated sales revenue	13,184	16,045
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	7,365	6,105
Other revenue	46	54
Consolidated sales revenue	7,411	6,159
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	2,952	2,194
Other revenue	139	33
Consolidated sales revenue	3,091	2,227
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	1,204	1,173
Other revenue	(4)	(2)
Consolidated sales revenue	1,200	1,171
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	681	345
Other revenue	12	5
Consolidated sales revenue	693	350
Lithium
Disclosure of products and services [line items]
Revenue from contracts with customers	308	0
Other revenue	0	0
Consolidated sales revenue	308	0
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	988	850
Other revenue	(2)	0
Consolidated sales revenue	$ 986	$ 850